STOCK OPTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	8,685,095	6,050,623	4,674,628
Number of shares, Granted (in shares)	318,600	2,759,472	1,515,995
Number of shares, Exercised (in shares)	0	0	0
Number of shares, Forfeited (in shares)	(77,000)	(125,000)	(140,000)
Number of shares, Outstanding at end of period (in shares)	8,926,695	8,685,095	6,050,623
Number of shares, Exercisable at December 31, 2014 (in shares)	8,683,595	8,559,895
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 1.65	$ 1.82	$ 1.79
Weighted-average exercise price, Granted (in dollars per share)	0.80	1.26	2.02
Weighted-average exercise price, Exercised (in dollars per share)	0	0	0
Weighted-average exercise price, Forfeited (in dollars per share)	2.30	1.50	2.80
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	1.61	1.65	$ 1.82
Weighted-average exercise price, Exercisable at December 31, 2014 (in dollars per share)	$ 1.63	$ 1.66
Weighted-average remaining contractual term, Outstanding at December 31, 2014	3 years 7 months 6 days	4 years	4 years
Weighted-average remaining contractual term, Exercisable at December 31, 2014	3 years 7 months 6 days	4 years
Aggregate intrinsic value, Outstanding at December 31, 2014 (in dollars)	$ 168	$ 46	$ 272
Aggregate intrinsic value, Exercisable at December 31, 2014 (in dollars)	$ 152	$ 46